Basis of Preparation and Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Basis of Preparation:

2.1          Basis of Preparation: The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments which are measured at fair value. The consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand ($ 000s) except when otherwise indicated.

Going concern basis of accounting:

The Company performs on a regular basis an assessment to evaluate its ability to continue as a going concern.

In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but is not limited to, twelve months from the end of the reporting period. The degree of consideration depends on the facts in each case and depends on the Company’s profitability and ready access to financial resources, In certain cases, management may need to consider a wide range of factors relating to current and expected profitability, debt repayment schedules, compliance with the financial and security collateral cover ratio covenants under its existing debt agreements and potential sources of replacement financing before it can satisfy itself that the going concern basis is appropriate. The Company may need to develop detailed cash flow projections as part of its assessment in such cases. In developing estimates of future cash flows, the Company makes assumptions about the vessels’ future performance, with the significant assumptions relating to time charter equivalent rates, vessels’ operating expenses, vessels’ capital expenditures, fleet utilization, Company’s general and administrative expenses and cash flow requirements for debt servicing. The assumptions used to develop estimates of future cash flows are based on historical trends as well as future expectations.

As at December 31, 2023, the Company reported a total comprehensive income for the year of $5,272, Cash and cash equivalents of $74,202, a working capital surplus of $69,795 and was in compliance with its debt covenants.

The above conditions indicate that the Company is expected to be able to operate as a going concern and these consolidated financial statements were prepared under this assumption.

Conflicts

The conflict between Russia and Ukraine, which commenced in February 2022, has disrupted supply chains and caused instability and significant volatility in the global economy. Much uncertainty remains regarding the global impact of the conflict in Ukraine, and it is possible that such instability, uncertainty and resulting volatility could significantly increase the costs of the Company and adversely affect its business, including the ability to secure charters and financing on attractive terms, and as a result, adversely affect the Company’s business, financial condition, results of operation and cash flows. Currently there is no effect on the Company’s operations. Furthermore, the intensity and duration of the recently declared war between Israel and Hamas is difficult to predict and its impact on the world economy and drybulk industry is uncertain. While much uncertainty remains regarding the global impact of the war between Israel and Hamas, it is possible that such tensions could result in the eruption of further hostilities in other regions, including the Red Sea, and could adversely affect the Company’s business, financial conditions, operating results, and cash flows.

2.            Basis of Preparation and Accounting Policies (continued)

Statement of Compliance: These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

             Basis of Consolidation: The consolidated financial statements comprise the financial statements of Globus and its subsidiaries listed in Note 1. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies.

All inter-company balances and transactions have been eliminated upon consolidation. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and cease to be consolidated from the date on which control is transferred out of the Company.

Standards amendments and interpretations:

2.2           Standards amendments and interpretations:

The accounting policies adopted are consistent with those of previous financial year except for the following amended IFRS which have been adopted by the Company as at January 1, 2023:

•	IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (Amendments)

The Amendments are effective for annual periods beginning on or after January 1, 2023 with earlier application permitted. The amendments provide guidance on the application of materiality judgements to accounting policy disclosures. In particular, the amendments to IAS 1 replace the requirement to disclose ‘significant’ accounting policies with a requirement to disclose ‘material’ accounting policies. Also, guidance and illustrative examples are added in the Practice Statement to assist in the application of the materiality concept when making judgements about accounting policy disclosures. The Company revisited and updated its accounting policies to apply the requirements of the amendments to IAS 1. The amendments had no material impact on the financial statements of the Company.

•	IFRS 17 insurance contracts,
•	IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (Amendments),
•	IAS 12 Income taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments),
•	IAS 12 Income taxes: International Tax Reform - Pillar Two Model Rules (Amendments)

These newly adopted IFRS and amendments to IFRS did not have a material impact on the Company’s accounting policies.

Standards issued but not yet effective and not early adopted:

•	IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (Amendments)

 The amendments are effective for annual reporting periods beginning on or after January 1, 2024, with earlier application permitted. Management is in process of assessing the effect of these amendments on the Company’s financial statements and disclosures.

•	IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments Disclosure - Supplier Finance Arrangements (Amendments).

The amendments are effective for annual reporting periods beginning on or after January 1, 2024, with earlier application permitted. Management is in process of assessing the effect of these amendments on the Company’s financial statements and disclosures.

•	IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (Amendments).

The amendments are effective for annual reporting periods beginning on or after January 1, 2025, with earlier application permitted. Management is in process of assessing the effect of these amendments on the Company’s financial statements and disclosures.

•	Amendment in IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture.

In December 2015 the IASB postponed the effective date of this amendment indefinitely pending the outcome of its research project on the equity method of accounting.

•	IFRS 16 Leases: Lease Liability in a Sale and Leaseback (amendments).

The amendments are effective for annual reporting periods beginning on or after January 1, 2024, with earlier application permitted. Management is in process of assessing the effect of these amendments on the Company’s financial statements and disclosures.

The Company plans to adopt these standards on their respective effective dates.

2.             Basis of Preparation and Accounting Policies (continued)

Accounting policies, judgments, estimates and assumptions:

2.3         Accounting policies, judgments, estimates and assumptions: The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses recognized during the reporting period. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future.

Judgments: In the process of applying the Company’s accounting policies, management has made the following judgments that had a significant effect on the amounts recognized in the consolidated financial statements.

Impairment and Reversal of previously recognized impairment: The Company applies judgment in assessing at each reporting date whether indicators of impairment or reversal of previously recognized impairment loss exist for any vessels. If indicators of possible impairment or reversal of impairment are identified, the Company estimates the recoverable amount of such vessel.

The Company considers the following indicators of impairment/reversal of impairment:

➢   Observable significant decrease / increase in vessel’s market value;

➢   Significant adverse / favorable changes in the technological, economic or legal environment incurred or are expected to be incurred and negatively / positively affect vessel’s value or decrease / increase its revenue generating ability; and

➢   Market interest rates of return on investments have increased / decreased during the period, which will result in increase /decrease of the discount rate.

To evaluate the presence of impairment/reversal of impairment indicators the Company assessed current market conditions as derived from historical information including analysis over vessel market charter rates and market prices, recent vessels sales and purchase activity, independent brokers valuations reports and also assesses forward looking industry information regarding vessels market values as well as various qualitative factors. Based on such assessment performed as of December 31, 2023 and 2022, the Company concluded that no indicators for impairment were present as of December 31, 2023 and 2022 and no impairment was recorded for the years ended December 31, 2023 and 2022. Following the agreement to sell Sun Globe and given the significant increase in the vessel’s market value, the Company assessed that there were indications that impairment losses recognized in the previous periods with respect to this vessel have decreased. Therefore, the carrying amount of the vessel was increased to its recoverable amount, determined based on selling price less cost to sell, and the Company recorded reversal of impairment amounting $4,400, during the first quarter of 2023. No reversal of previously recognized impairment losses was recorded for the year ended December 31, 2022 (Note 5).

        2.            Basis of Preparation and Significant Accounting Policies (continued)

Estimates and assumptions: The key assumptions concerning the future and other key sources of estimation uncertainty at the financial position date, that have a significant risk of causing a significant adjustment to the carrying amount of assets and liabilities within the next financial year, are discussed below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

➢   Carrying amount of vessels, net: Vessels are stated at cost, less accumulated depreciation (including depreciation of dry-docking costs) and accumulated impairment losses. The estimates and assumptions that have the most significant effect on the vessels carrying amount are estimations in relation to useful lives of vessels, their residual value and estimated dry docking dates. The key assumptions used are further explained in notes 2.9 to 2.12.

➢ Impairment of Vessels and Reversal of previously recognized impairment losses: The Company’s impairment test for non-financial assets is based on the assets’ recoverable amount, where the recoverable amount is the greater of fair value less costs to sell and value in use. The Company engaged independent valuation specialists to determine the fair value of non-financial assets as at December 31, 2023 and 2022. The value in use calculation is based on a discounted cash flow model. The value in use calculation is most sensitive to the discount rate used for the discounted cash flow model as well as the expected net cash flows. See notes 2.12 and 5. The Company assesses also at each reporting date whether there is any indication that an impairment loss recognized in prior periods for a vessel may no longer exist or may have decreased.

Accounting for revenue and related expenses:

 2.4        Accounting for revenue and related expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered using time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. If a time charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized on a straight-line basis over the period of the time charter. Such Voyage Revenues are treated in accordance with IFRS 16 as lease income, while the portion of time charter revenues related to technical management services are recognized in accordance with IFRS 15. Associated broker commissions are recognized on a pro-rata basis over the duration of the period of the time charter. Deferred revenue relates to cash received prior to the financial position date and is related to revenue earned after such date.

Interest income: Interest income is recognized as interest on an accrual basis.

Voyage expenses: Voyage expenses primarily consisting of port, canal and bunker expenses that are unique to a particular charter under time charter arrangements are paid by the charterer. Furthermore, voyage expenses include brokerage commission on revenue which is paid by the Company. Voyage expenses are accounted for on an accrual basis.

Vessel operating expenses: Vessel operating costs include crew costs, provisions, deck and engine stores, lubricating oil, insurance, maintenance and repairs. Vessel operating expenses are accounted for on an accrual basis.

Foreign currency translation:

 2.5         Foreign currency translation: The functional currency of Globus and its subsidiaries is the U.S. dollar, which is also the presentation currency of the Company, since the Company’s vessels operate in international shipping markets, whereby the U.S. dollar is the currency used for transactions. Transactions involving other currencies during the period are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the financial position dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. dollar, are translated into the functional currency using the period-end exchange rate. Gains or losses resulting from foreign currency transactions are included in foreign exchange gains/(losses), net in the consolidated statement of comprehensive income.

Cash and cash equivalents:

 2.6         Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash and cash equivalents.

Trade accounts receivable, net:

 2.7       Trade accounts receivable, net: The amount shown as trade accounts receivable at each financial position date includes estimated recoveries from charterers for hire, net of an allowance for doubtful accounts. Trade accounts receivable without a significant financing component are initially measured at their transaction price and subsequently measured at amortized cost less impairment losses, which are recognized in the consolidated statement of comprehensive income. At each financial position date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate provision for expected credit losses. The provision for expected credit losses at December 31, 2023 and 2022 was nil.

Inventories:

 2.8         Inventories: Inventories consist of lubricants, bunkers and gas cylinders and are stated at the lower of cost and net realizable value. The cost is determined by the first-in, first-out method.

2.            Basis of Preparation and Significant Accounting Policies (continued)

Vessels, net:

2.9        Vessels, net: Vessels are stated at cost, less accumulated depreciation (including depreciation of dry-docking cost) and accumulated impairment losses. Vessel cost consists of the contract price for the vessel and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest, commissions paid and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when the recognition criteria are met. Otherwise, these amounts are charged to expenses as incurred.

Dry-docking costs:

2.10        Dry-docking costs: Vessels are required to be dry-docked for major repairs and maintenance that cannot be performed while the vessels are operating. Dry-dockings occur approximately every 2.5 years. The costs associated with the dry-dockings are capitalized and depreciated on a straight-line basis over the period between dry-dockings, to a maximum of 2.5 years. At the date of acquisition of a vessel, management estimates the component of the cost that corresponds to the economic benefit to be derived until the first scheduled dry-docking of the vessel under the ownership of the Company and this component is depreciated on a straight-line basis over the remaining period through the estimated dry-docking date.

Depreciation:

2.11       Depreciation: The cost of each of the Company’s vessels is depreciated on a straight-line basis over each vessel’s remaining useful economic life, after considering the estimated residual value of each vessel, beginning when the vessel is ready for its intended use. Management estimates that the useful life of new vessels is 25 years, which is consistent with industry practice. The residual value of a vessel is the product of its lightweight tonnage and estimated scrap value per lightweight ton. The residual values and useful lives are reviewed at each reporting date and adjusted prospectively. During the fourth quarter of 2021, the Company adjusted the scrap rate from $300/ton (absolute amount) to $380/ton (absolute amount) due to the increased scrap rates worldwide. This resulted to a decrease of $145 to the depreciation charge included in the consolidated statement of comprehensive income for 2021. During the fourth quarter of 2022, the Company adjusted the scrap rate from $380/ton (absolute amount) to $440/ton (absolute amount) due to the increased scrap rates worldwide. This resulted to a lower amount of $118 to the depreciation charge included in the consolidated statement of comprehensive income for 2022. During the fourth quarter of 2023, the Company adjusted the scrap rate from $440/ton to $480/ton, due to the increased scrap rates worldwide. This resulted in a decrease of approximately $62 to the depreciation charge included in the consolidated statement of comprehensive income for 2023.

Impairment of Long-Lived Assets and Reversal of previously recognized impairment losses:

2.12       Impairment of Long-Lived Assets and Reversal of previously recognized impairment losses: The Company assesses at each reporting date whether there is an indication that a vessel may be impaired. The Company has considered various indicators, including but not limited to the current level of market hire rates, the market price of its vessels, the economic outlook, technological, regulatory and environmental developments. The vessel’s recoverable amount is estimated when events or changes in circumstances indicate the carrying value may not be recoverable. If such indication exists and where the carrying value exceeds the estimated recoverable amounts, the vessel is written down to its recoverable amount. The recoverable amount is the greater of fair value less costs to sell and value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the vessel. Impairment losses are recognized in the consolidated statement of comprehensive income. The Company assesses also at each reporting date whether there is any indication that an impairment loss recognized in prior periods for a vessel may no longer exist or may have decreased. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such a reversal is recognized in the consolidated statement of comprehensive income. After such a reversal, the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life (refer to note 5).

Long-term debt:

 2.13       Long-term debt: Long-term debt is initially recognized at the fair value of the consideration received net of financing costs directly attributable to the borrowing. After initial recognition, long-term debt is subsequently measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any financing costs and any discount or premium on settlement. Gains and losses are recognized in the income statement component of the consolidated statement of comprehensive income when the liabilities are derecognized or impaired, as well as through the amortization process. Accrued interest at the end of the reporting period is added at the current portion of long-term debt.

Financing costs:

2.14       Financing costs: Fees incurred for obtaining new loans or refinancing existing loans are deferred and amortized over the life of the related debt, using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made. For the year ended December 31, 2023, the Company deferred financing costs of $406, which relate to the costs incurred for the top up loan amount of $25,000 with First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) (“First-Citizens Bank”) (This loan facility is referred to as the “CIT Loan Facility”, see Note 11 for more details). For the year ended December 31, 2022, the Company deferred financing costs of $259, which relate to the costs incurred for the top up loan amount of $18,000 under the CIT Loan Facility (see Note 11 for more details). For the year ended December 31, 2021, the Company deferred financing costs of $545, which relate to the costs incurred for CIT Loan Facility (see Note 11 for more details).

2.            Basis of Preparation and Accounting Policies (continued)

Borrowing costs:

2.15        Borrowing costs: Borrowing costs consist of interest and other costs that the Company incurs in connection with the borrowing of funds. Borrowing costs are expensed to the income statement component of the consolidated statement of comprehensive income as incurred under “interest expense and finance costs” except borrowing costs that relate to a qualifying asset. A qualifying asset is an asset that necessarily takes a substantial period of time to get ready for its intended use. Borrowing costs that relate to qualifying assets are capitalized.

Operating segment:

2.16        Operating segment: The Company reports financial information and evaluates its operations by charter revenues and not by other factors such as length of ship employment for its customers i.e., spot or time charters or type of vessel. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates as one operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Provisions and contingencies:

2.17      Provisions and contingencies: Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and, a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each financial position date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the consolidated financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote, in which case there is no disclosure. Contingent assets are not recognized in the consolidated financial statements but are disclosed when an inflow of economic benefits is probable.

Offsetting of financial assets and liabilities:

2.18        Offsetting of financial assets and liabilities: Financial assets and liabilities are offset and the net amount is presented in the consolidated financial position only when the Company has a legally enforceable right to set off the recognized amounts and intend either to settle such asset and liability on a net basis or to realize the asset and settle the liability simultaneously.

Financial assets and liabilities:

2.19        Financial assets and liabilities:

i. Classification and measurement of financial assets and financial liabilities

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (FVOCI) - debt investment; FVOCI - equity investment; or fair value through profit or loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

2.            Basis of Preparation and Significant Accounting Policies (continued)

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

ii.        Impairment of financial assets

The financial assets at amortized cost consist of trade accounts receivable and cash and cash equivalents.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analyses, based on the Company's historical experience and informed credit assessment and including forward-looking information.

The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 180 days past due.

The Company considers a financial asset to be in default when:

•	the counterparty is unlikely to pay its contractual obligations to the Company in full, without recourse by the Company to actions such as realizing security (if any is held); or
•	the financial asset is more than 1 year past due.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Company is exposed to credit risk.

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between cash flows due to the entity in accordance with the contract and cash flows that the Company expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

iii.      Derecognition of financial assets

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognized where:

•	the rights to receive cash flows from the asset have expired;
•	the Company retains the right to receive cash flows from the asset, but has assumed an obligation to pay them in full without material delay to a third party under a “pass-through” arrangement; or

•	the Company has transferred its rights to receive cash flows from the asset and either (a) has transferred substantially all the risks and rewards of the assets, or (b) has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.

2.            Basis of Preparation and Significant Accounting Policies (continued)

Where the Company has transferred its rights to receive cash flows from an asset and has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Company’s continuing involvement in the asset.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

iv. Derecognition of Financial liabilities:

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability and, the difference in the respective carrying amounts is recognized in profit or loss.

Leases:

2.20        Leases:

Leases – where the Company is the lessee: The Company applies a single recognition and measurement approach for all leases, except for short term leases and leases of low value assets. The Company recognizes lease liabilities to make payments and right of use assets representing the right of use of the underlying asset. The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred and lease payments made at or before the commencement date. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term or a change in the lease payments.

Leases – where an entity is the lessor: Leases of vessels where the entity does not transfer substantially all the risks and benefits of ownership of the vessel are classified as operating leases. Lease income on operating leases is recognized on a straight-line basis over the lease term (see also Note 2.4).

For time charters that qualify as leases, the Company is required to disclose lease and non-lease components of lease revenue. The revenue earned under time charters is not negotiated as two separate components, but as a whole. For purposes of determining the standalone selling price of the vessel lease and technical management service components of the Company’s time charters, the Company concluded that the residual approach would be the most appropriate method to use given that vessel lease rates are highly variable depending on shipping market conditions, the duration of such charters and the age of the vessel.

The Company believes that the standalone transaction price attributable to the technical management service component, including crewing services, is more readily determinable than the price of the lease component and, accordingly, the price of the service component is estimated using data provided by its technical department, which includes crew expenses, maintenance and consumable costs and was approximately $16,473 for the year ended December 31, 2023. The lease component that is disclosed then is calculated as the difference between total revenue and the non-lease component revenue and was approximately $14,367 for the year ended December 31, 2023.

2.           Basis of Preparation and Significant Accounting Policies (continued)

Share capital and Warrants:

2.21        Share capital and Warrants: Common shares and preferred shares are classified as equity. Incremental costs directly attributable to the issue of new shares are recognized in equity as a deduction from the proceeds. The Company’s warrants meet the classification criteria as per IAS 32 and, accordingly, are classified in equity.

Fair value measurement:

2.22       Fair value measurement: The Company measures financial instruments, such as derivatives at fair value at each reporting date. In addition, fair values of financial instruments measured at amortized cost are disclosed in note 21. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either, a) in the principal market for the asset or the liability or b) in the absence of a principal market, in the most advantageous market for the asset or liability both being accessible by the Company. The fair value of an asset or a liability is measured using the assumptions that the market participants would use when pricing the asset or liability, assuming that the market participants act in their best economic interest. A fair value measurement of a non-financial asset takes into account the market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

The Company uses the following hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For assets and liabilities that are recognized at fair value in the consolidated financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization at the end of each reporting period.

Current versus non-current classification:

2.23      Current versus non-current classification: The Company presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification.

An asset as current when it is:

•	expected to be realized or intended to be sold or consumed in a normal operating cycle;
•	held primarily for the purpose of trading;
•	expected to be realized within twelve months after the reporting period; or
•	cash or cash equivalent

All other assets are classified as non-current.

A liability is current when:

•	it is expected to be settled in a normal operating cycle;
•	it is held primarily for the purpose of trading;
•	it is due to be settled within twelve months after the reporting period;
•	there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

All other liabilities are classified as non-current.

2.            Basis of Preparation and Significant Accounting Policies (continued)

Restricted Cash:

2.24       Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity required to be maintained under the Company's borrowing arrangements. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets. Otherwise, they are classified as non-current assets.

Interest Rate Swap:

2.25       Interest Rate Swap: The Company enters into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. Interest Rate Swaps are measured at fair value. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. The valuation technique used for the Interest Rate Swaps is the discounted cash flow (see also note 19). The Company has not designated these interest rate swaps for hedge accounting.

The fair value of the Interest Rate Swaps is classified under “Fair value of derivative financial instruments” either under assets or liabilities in the consolidated statement of financial position. In the event that the respective asset or liability is expected to be materialized within the next twelve months, it is classified as current asset or liability. Otherwise, the respective asset or liability is classified as non-current asset or liability.

The change in fair value deriving from the valuation of the Interest Rate Swap at the end of each reporting period is classified under “Gain on derivative financial instruments” in the consolidated statement of comprehensive income. Realized gains or losses resulting from interest rate swaps are recognized in profit or loss under “Gain on derivative financial instruments” in the consolidated statement of comprehensive income.

Management & consulting fee income:

2.26       Management & consulting fee income: The Company enters into consultancy agreements with other companies for the purpose of providing consultancy services. For these services the Company receives a fee. The total income from these fees is classified in the income statement component of the consolidated statement of comprehensive income under management & consulting fee income.